Expense Example - T-REX 2X Long SpaceX Daily Target ETF - T-REX 2X Long SpaceX Daily Target ETF Class	Jun. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	$ 474